Accounts Receivable, Net - Schedule of Allowance of Doubtful Accounts (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 10,196,104	$ 1,418,411	¥ 1,185,328
Addition	13,678,040	1,902,792	9,745,364
Reversal	(4,764,444)	(662,796)	(328,022)
Write off	(6,746)	(937)	(406,566)
Ending balance	¥ 19,102,954	$ 2,657,470	¥ 10,196,104